Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Parentheticals) (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%	10.00%